MARKETABLE SECURITIES (Schedule of Fair Value, Cost and Gross Unrealized Holding Gains of Securities Owned) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 61,197	$ 56,747
Cost or Amortized cost	61,261	56,872
Gross unrealized holding loss	81	131
Gross unrealized holding gains	17	6
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	957	1,977
Cost or Amortized cost	952	1,978
Gross unrealized holding loss		3
Gross unrealized holding gains	5	2
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	33,350	35,627
Cost or Amortized cost	33,408	35,703
Gross unrealized holding loss	68	79
Gross unrealized holding gains	10	3
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	26,890	19,143
Cost or Amortized cost	26,901	19,191
Gross unrealized holding loss	13	49
Gross unrealized holding gains	$ 2	$ 1